Other Expenses and Adjustments	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other Expenses and Adjustments	Other Expenses and AdjustmentsThe following details highlight certain components of the research and development and operating expenses classified by nature. The foreign exchange (loss) gain as presented separately on the face of the consolidated statement of loss and comprehensive loss is also classified as a research and development expense. Remaining research and development and operating expenses include personnel costs and expenses paid to third parties.

	2020 $	2019 $	2018 $
Included in research and development expenses:
Non-cash share-based compensation	1,043,373	561,420	680,541

Included in operating expenses
Depreciation - property and equipment	88,957	122,982	95,375
Depreciation - right-of-use assets	357,230	362,592	—
Non-cash share-based compensation	1,515,601	908,733	735,292
Transaction cost, warrant derivative	—	233,143	—
Onerous lease contract	—	—	67,588
Amortization - lease incentive liability	—	—	8,189